Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2024
Customer concentration risk
Concentration and Risks
Schedule of concentration risk

	For the Year Ended December 31,
	2022	2023	2024
Percentage of the total revenue
Customer A[1]	*	*	15%

	December 31,	December 31,
	2023	2024
Percentage of the account receivables
Customer A[1]	27%	81%

* Less than 10%

[1] A related party of the Group

Supplier concentration Risk
Concentration and Risks
Schedule of concentration risk

	For the Year Ended December 31,
	2022	2023	2024
Percentage of the total purchase
Supplier A	20%	15%	13%

	December 31,	December 31,
	2023	2024
Percentage of the account payables
Supplier A	20%	16%